Note 10 - Accrued Expenses: Schedule of Accrued Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015	[1]
Details
Payments for Other Fees		$ 250,000
Professional and Contract Services Expense	$ 850	49,000
Accrued expenses	$ 250,850	$ 299,000 [1]	$ 313,048

[1]	Note 10